Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net income (loss)	$ (11,148)	$ 413,006	$ 139,986
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	147,773	138,770	117,850
Amortization of deferred charges	5,208	5,624	4,646
Other operating gains	(5,058)	(19,763)	0
Amortization of acquired time charters	(5,045)	(4,022)	0
Related party contingent rental (income) expense	(3,607)	14,568	(2,607)
Finance lease payments received	0	438	15,149
Gain on sale of subsidiary	0	(6,928)	0
(Gain) loss on marketable securities	(7,677)	2,491	(1,737)
Share of results from associated company	724	4,424	(1,681)
Gain (loss) on derivatives	(23,262)	15,145	11,757
Other, net	432	(4,605)	756
Changes in operating assets and liabilities:
Trade accounts receivable	(22,449)	21,990	(13,608)
Other receivables	7,216	5,989	(8,400)
Inventories	(22,929)	7,221	2,102
Voyages in progress	(3,787)	36,634	(11,902)
Prepaid expenses and accrued income	(1,174)	3,332	(3,364)
Other current assets	(1,128)	3,801	6,006
Trade accounts payable	(5,533)	(3,841)	(9,171)
Accrued expenses	(1,911)	(35,201)	36,342
Related party balances	18,968	(6,587)	(5,388)
Other current liabilities	135	8,901	3,641
Other	(2,816)	2,671	(190)
Net cash provided by operating activities	62,932	604,058	280,187
Investing activities
Additions to newbuildings, vessels and equipment (including related party amounts of $8,630 and $9,128 for the years ended December 31, 2020 and 2019, respectively)	(462,400)	(190,568)	(195,972)
Purchase of shares	(357)	0	0
Net proceeds from sale of vessel (including related party amounts of $80,000 for the year ended December 31, 2021)	80,000	24,738	0
Investment in associated company	0	(750)	0
Net cash inflow (outflow) on sale of subsidiary	5,625	(14,140)	0
Cash outflow on issuance of loan to associated company	0	(1,500)	0
Cash inflow on repayment of loan to associated company	0	0	3,000
Proceeds from sale of marketable securities	14,074	0	0
Trafigura asset acquisition	0	(533,748)	2,401
Net cash used in investing activities	(363,058)	(715,968)	(190,571)
Financing activities
Net proceeds from issuance of shares (including related party amounts of $1,932 and $5,825 for the years ended December 31, 2021 and 2020, respectively)	52,447	5,825	98,415
Proceeds from issuance of debt (including related party amounts of $149,700 for the year ended December 31, 2021)	403,868	1,376,997	146,007
Repayment of debt (including related party amounts of $80,084 and $67,809 for the years ended December 31, 2020 and 2019, respectively)	(219,521)	(921,751)	(185,262)
Repayment of obligations under finance leases (including related party amounts of $5,194, $8,391 and $10,893 for the years ended December 31, 2021, 2020 and 2019, respectively)	(5,194)	(11,214)	(15,228)
Lease termination compensation receipt from related party	0	3,186	0
Purchase of shares from non-controlling interest	0	0	(269)
Debt fees paid (including related party amounts of $3,419 for the year ended December 31, 2019)	(8,050)	(16,471)	(4,119)
Cash dividends paid	0	(312,389)	(19,688)
Net cash provided by financing activities	223,550	124,183	19,856
Net change in cash, cash equivalents and restricted cash	(76,576)	12,273	109,472
Cash, cash equivalents and restricted cash at beginning of year	189,649	177,376	67,904
Cash, cash equivalents and restricted cash at end of year	113,073	189,649	177,376
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	54,650	67,861	90,602
Income taxes paid	$ 4,986	$ 27	$ 324